Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Other Comprehensive Income	Retained Earnings	Total
Beginning Balance - Amount at Mar. 31, 2011	$ 45,000	$ (6,187)	$ 634,198	$ 4,839,770	$ 5,512,781
Beginning Balance - Shares at Mar. 31, 2011	45,000,000	0	0	0	0
Fair value of options vested	0	80,530	0	0	80,530
Stock issued for services - Amount					0
Unrealized holding gains on available for sale securities			(2,445)	0	(2,445)
Foreign currency translation adjustment			(147,061)	0	(147,061)
Net income				3,187,771	3,187,771
Ending Balance, Amount at Mar. 31, 2012	45,000	74,343	484,692	8,027,541	8,631,576
Ending Balance, Shares at Mar. 31, 2012	45,000,000
Fair value of options vested		166,187			166,187
Stock issued for services - Shares	250,000
Stock issued for services - Amount	250	345,205			345,455
Reclassification for net loss included in net income			8,438		8,438
Foreign currency translation adjustment			(121,664)		(121,664)
Net income				1,432,655	1,432,655
Ending Balance, Amount at Mar. 31, 2013	$ 45,250	$ 585,735	$ 371,466	$ 9,460,196	$ 10,462,647
Ending Balance, Shares at Mar. 31, 2013	45,250,000